Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net loss	$ (69,005)	$ (98,501)	$ (111,518)
Other comprehensive loss, net of tax
Changes in post-employment and termination benefits	(742)	(1,216)	(567)
Foreign currency adjustments	3,135	(104)	(6,722)
Comprehensive loss	(66,612)	(99,821)	(118,807)
Comprehensive loss attributed to non-controlling interest	(20,179)	(30,747)	(35,601)
Comprehensive loss attributable to shareholders of Chijet Motor.	$ (46,433)	$ (69,074)	$ (83,206)